DEBT	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
DEBT

NOTE 11— DEBT

The Company borrowed from PRC banks, other financial institutions and third-parties as working capital funds. As of September 30, 2025 and 2024, the Company’s debt consisted of the following:

(a) Short-term loans:

		September 30, 2025	September 30, 2024

China Construction Bank (“CCB’)	(1)	$36,117	$36,639
Shanghai Pudong Development Bank (“SPD Bank”)	(2)	3,610,058	1,424,989
Beijing Bank	(3)	842,815	854,993
Industrial and Commercial Bank of China (“ICBC”)	(4)	702,346	142,499
Agricultural Bank of China	(5)	1,123,753	1,139,991
Bohai Bank	(6)	561,877	569,995
Bank of China	(7)	421,408	569,995
Postal Savings Bank of China	(8)	280,938	439,181
Qinnong Bank	(9)	983,284	498,746
Bank of Communication	(10)	-	42,465
Zheshang Bank	(11)	842,815	-
Chang’an Bank	(12)	842,815	-
Total short-term loans		$10,248,225	$5,719,493

(1) On December 14, 2023, Tongchuan DT entered into another loan agreement with CCB to borrow RMB 257,117 (equivalent to US$36,639) as working capital for one year, with maturity date on December 14, 2024 and interest rate of 3.95% per annum. On November 19, 2024, the Company borrowed RMB 257,117 (approximately $36,000) from CCB with interest rate of 3.85% per annum for one year.

(2) On February 7, 2024, Xi’an App-Chem, obtained an approval of line of credit from SPD Bank for a maximum of RMB 10.0 million (approximately $1.4 million) loans as working capital for one year and borrow RMB 10.0 million (equivalent to US$1.4 million) short-term loan out of this line of credit as working capital for one year subsequently, with interest rate of 4.1% per annum. As September 30, 2025, full amount of this loan had been repaid.

On February 21, 2025, the Company has borrowed RMB 9.5 million (approximately $1.3 million) from SPD Bank for one year with interest rate of 3.37% per annum. On July 31, 2025, the Company has borrowed RMB 2 million (approximately $0.28 million) from SPD Bank for one year with interest rate of 3.30% per annum. On August 18, 2025, the Company has borrowed RMB 7.7 million (approximately $1.1 million) from SPD Bank for one year with interest rate of 3.30% per anuum. On September 24, 2025, the Company has borrowed RMB 6.5 million (approximately $0.9 million) from SPD Bank for one year with interest rate of 2.84% per annum. As of September 30, 2025, total amount due to SPD Bank was RMB 25.7 million (approximately $3.6 million).

(3) On July 17, 2024, Xi’an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB 6.0 million (approximately US$0.8 million) short-term loan as working capital for one year, with interest rate of 4.30% per annum and maturity date on July 16, 2025. This loan had been extended for one year on July 14, 2025 with new interest rate of 3.75% and the mature date is July 9, 2026. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Ag-tech and certain patent owned by the Company as collateral to guarantee this loan.

(4) On March 18, 2025, Xi’an App-Chem entered into a loan agreement with ICBC to borrow RMB 5.0 million (equivalent to US$702,346) as working capital for one year, with maturity date on March 14, 2026 and interest rate of 3.25% per annum.

On March 19, 2024, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with ICBC to borrow RMB 1.0 million (equivalent to US$137,061) as working capital for one year, with maturity date on March 18, 2025 and interest rate of 3.35% per annum. As September 30, 2025, full amount of this loan had been repaid.

(5) On March 23, 2024, Xi’an App-Chem, entered into a loan agreement with Agricultural Bank of China to borrow RMB 8.0 million (approximately US$1.1 million) short-term loan as working capital for one year, with interest rate of 3.7% per annum and maturity date on March 22, 2025. The loan had been extended for one year on March 28, 2025 with new interest rate of 3.10% per annum and the maturity date is March 27, 2026. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu provided guarantee to this loan.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) On January 23, 2024, Xi’an App-Chem, entered into a loan agreement with China Bohai Bank to borrow RMB 4.0 million (equivalent to US$0.5 million) as working capital for one year, with interest rate of 3.90% per annum and maturity date on January 21, 2025. This loan had been extended for one year on January 24, 2025 with new interest rate of 3.50% per annum. The maturity date is January 23, 2026. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

(7) On August 2, 2024, Xi’an App-Chem, entered into a loan agreement with Bank of China to borrow RMB 4.0 million (equivalent to US$0.5 million) as working capital for one year, with interest rate of 4.10% per annum and maturity date on August 1, 2025. After this loan had been repaid, the Company borrowed RMB 3.0 million (approximately 0.4 million) with interest rate of 3.00% per annum from Bank of China. The maturity date is September 30, 2026. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

(8) On February 1, 2024, Xi’an App-Chem, entered into a loan agreement with Postal Savings Bank of China to borrow RMB 3.1 million (equivalent to US$0.4 million) as working capital for one year, with interest rate of 4.10% per annum and maturity date on January 31, 2025. On February 27, 2025, the Company borrowed RMB 1.8 million (approximately $253,000) from Postal Savings Bank with interest rate of 3.90% per annum for one year. On February 28, 2025, the Company borrowed RMB 200,000 (approximately $28,000) from Postal Savings Bank with interest rate of 4.50% per annum for one year. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan. As September 30, 2025, outstanding balance was RMB 2 million ($280,938).

(9) On August 12, 2024, Xi’an App-Chem, entered into a loan agreement with Qinnong Bank to borrow RMB 3.5 million (equivalent to US$0.5 million) as working capital for one year, with interest rate of 4.00% per annum and maturity date on July 11, 2025. On January 26, 2025 the Company borrowed RMB 3.5 million (approximately $0.5 million) from Qinnong Bank with interest rate of 4.00% for one year. On August 15, 2025 the Company borrowed RMB 3.5 million (approximately $0.5 million) from Qinnong Bank with interest rate of 4.00% for one year. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan. As September 30, 2025, outstanding balance was RMB 7 million ($983,284).

(10) On March 15, 2024, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with Bank of Communication to borrow RMB 0.3 million (equivalent to US$42,465) as working capital for one year, with maturity date on March 15, 2025 and interest rate of 3.65% per annum. On March 14, 2025, principal amount of RMB298,000 ($41,860) was renewed to February 9, 2026, with interest rate 3.65% per annum. After App-Chem sold 51% equity ownership of Tianjin YHX on June 26, 2025 for the consideration of RMB 1, the Company is no longer liable to such loan.

(11) On May 26, 2025, the Company borrowed RMB 6 million (approximately $0.84 million) from Zhengshang Bank with interest rate of 3.60% per annum for one year. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

(12) On January 24, 2025, the Company borrowed RMB 6 million (approximately $0.84 million) from Chang’an Bank with interest rate of 3.40% per annum for one year. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

(b) Long-term loans:

		September 30, 2025	September 30, 2024

Xi’an High-Tech Emerging Industry Investment Fund Partnership	(13)	$-	$46,523
Webank Co., Ltd.	(14)	-	174,062
Huaxia Bank	(15)	800,674	926,243
Qishang Bank	(16)	140,470	284,998
Ningxia Bank	(17)	983,284	-
Total		1,924,428	1,431,826
Less: current portion of long-term loans		(1,081,613)	(461,765)
Total long-term loans		$842,815	$970,061

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(13) On June 26, 2017, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with third-party Xi’an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.2 million) as working capital for three years, with maturity date on June 25, 2020 and an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan.

The loan matured on June 25, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 31, 2023. The Company renew the loan agreement on January 1, 2024 for one more year with an interst rate of 5.23% and a maturity date of January 31, 2025

(14) On February 10, 2022, Xi’an App-Chem, entered into two loan agreements with Shenzhen Qianhai WeBank Co., Ltd, to borrow an aggregate of RMB 1.51 million (equivalent to US$212,808) loans as working capital for two years, with maturity date on February 12, 2024 and interest rate of 8.1% per annum. The loan was fully repaid on its maturity.

On June 20, 2021, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 620,000 (equivalent to US$96,005) as working capital for 24 months, with maturity date on June 20, 2023 and interest rate of 14.4% per annum. The loan was fully repaid during the year ended September 30, 2023.

On March 14, 2022, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 90,000 (equivalent to US$12,652) as working capital for 24 months, with maturity date on March 20, 2024 and interest rate of 15.39% per annum. The loan was fully repaid on its maturity date.

On January 12, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 150,000 (equivalent to US$20,559) as working capital for 24 months, with maturity date on January 20, 2025 and interest rate of 13.77% per annum. After App-Chem sold 51% equity ownership of Tianjin YHX on June 26, 2025 for the consideration of RMB 1, the Company is no longer liable to such loan.

On August 23, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 500,000 (equivalent to US$68,531) as working capital for 24 months, with maturity date on August 20, 2025 and interest rate of 14.76% per annum. After App-Chem sold 51% equity ownership of Tianjin YHX on June 26, 2025 for the consideration of RMB 1, the Company is no longer liable to such loan.

On September 15, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 27,000 (equivalent to US$3,701) as working capital for 24 months, with maturity date on September 20, 2025 and interest rate of 14.76% per annum. After App-Chem sold 51% equity ownership of Tianjin YHX on June 26, 2025 for the consideration of RMB 1, the Company is no longer liable to such loan.

On December 18, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 860,000 ($120,803) as working capital for 24 months, with maturity date on December 20, 2025 and interest rate of 16.02% per annum. After App-Chem sold 51% equity ownership of Tianjin YHX on June 26, 2025 for the consideration of RMB 1, the Company is no longer liable to such loan.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(15) On May 30, 2023, Xi’an App-Chem, obtained a RMB 2 million ($274,123) working capital loans from Huaxia Bank with fixed interest rate of 5% per annum for three years with a maturity date on May 30, 2026. As of September 30, 2025, oustanding balance of this loan was RMB 1.6 million ($224,751).

On March 1, 2024, Xi’an App-Chem, obtained a RMB 5.0 million ($712,494) working capital loans from Huaxia Bank with fixed interest rate of 4.5% per annum for two years with a maturity date on March 1, 2026. As of September 30, 2025, oustanding balance of this loan was RMB 4.1 million ($575,924).

(16) On August 22, 2023, the Company’s subsidiary, Xi’an App-Chem, obtained a working capital loan of RMB3.0 million ($411,184) from Qishang Bank with a floating interest rate of 5.10% per annum (adjusted on August 22, 2025) for three years, with a maturity date of August 8, 2026.

(17) On June 13, 2025, the Company borrowed RMB 7 million (approximately $0.98 million) from Ningxia Bank with interest rate of 4.00% per annum for two years. The maturity date is June 11, 2027. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, provided guarantee to this loan.

For the above-mentioned short-term and long-term loans from PRC banks and financial institutions, interest expense amounted to $366,180, $303,325 and $238,224 for the years ended September 30, 2025, 2024 and 2023, respectively.